SCHEDULE OF AUTHORIZED ISSUE UNLIMITED NUMBER OF PAR VALUE SHARES (Details) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
IfrsStatementLineItems [Line Items]
Balance	$ 5,319,408	$ (140,114)
Options exercised		15,870
Exercise of warrants	1,460,910
Balance	$ 2,947,402	$ 5,319,408
Issued capital [member]
IfrsStatementLineItems [Line Items]
Balance, shares	672,816,302	636,297,049
Balance	$ 111,629,173	$ 112,079,984
Shares issued - private placement, shares		36,269,253
Shares issued - private placement		$ 230,019
Relative Fair value charge for warrants issued in conjunction with private placement		(138,305)
CLNs issued in lieu of fundraising commission		$ (558,395)
Options exercised, shares		250,000
Options exercised		$ 15,870
Exercise of warrants, shares	386,512,756
Exercise of warrants	$ 3,470,940
Conversion of CLN, shares	315,086,410
Conversion of CLN	$ 8,876,397
Balance, shares	1,374,415,468	672,816,302
Balance	$ 123,976,510	$ 111,629,173